Exchange rates	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Exchange rates
5. Exchange rates

The Group uses the average of exchange rates prevailing during the period to translate the results and cash flows of overseas subsidiaries, joint ventures and associates into Sterling and period end rates to translate the net assets of those entities. The currencies which most influence these translations and the relevant exchange rates were:

	2019	2018	2017
Average rates:
US$/£	1.28	1.33	1.30
Euro/£	1.14	1.13	1.15
Yen/£	139	147	145

	201 9	2018	2017
Period end rates:
US$/£	1.32	1.27	1.35
Euro/£	1.18	1.11	1.13
Yen/£	143	140	152